Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 9,864	$ 6,278
Short-term lease cost	525	495
Variable lease cost	409	452
Total	$ 10,798	$ 7,225